Segment Reporting - Disclosure of Profit before Income Tax Reconciles to EBITDA (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [abstract]
Net profit (loss)	S/ (190,344)	S/ (838,642)	S/ 57,415
Financial income and expenses	117,523	178,787	209,232
Income tax	58,444	303,371	110,993
Depreciation and amortization	197,125	219,817	206,520
Initial EBITDA	182,748	(136,667)	584,160
Impairment of investments		261,924
Impairment of accounts receivables	102,148	332,862
Impairment of goodwill	0	33,089	0
Provisions: civil repair and legal litigartion	89,084	127,147	73,499
Provisions for labor claims	7,434
Impairment recovery		(40,094)
Adjusted EBITDA	S/ 381,414	S/ 578,261	S/ 657,659